Fair Value Measurements - Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents — money market funds and time deposits	$ 27	$ 611
Other investments — available-for-sale convertible notes		34
Total assets measured at fair value	27	645
Total warrant liabilities, net	1	16
Other liabilities - contingent consideration relating to acquisitions payable in cash	1
Total liabilities measured at fair value	2	16
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents — money market funds and time deposits	27	611
Other investments — available-for-sale convertible notes		0
Total assets measured at fair value	27	611
Total warrant liabilities, net	0	0
Other liabilities - contingent consideration relating to acquisitions payable in cash	0
Total liabilities measured at fair value	0	0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents — money market funds and time deposits	0	0
Other investments — available-for-sale convertible notes		0
Total assets measured at fair value	0	0
Total warrant liabilities, net	1	16
Other liabilities - contingent consideration relating to acquisitions payable in cash	0
Total liabilities measured at fair value	1	16
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents — money market funds and time deposits	0	0
Other investments — available-for-sale convertible notes		34
Total assets measured at fair value	0	34
Total warrant liabilities, net	0	0
Other liabilities - contingent consideration relating to acquisitions payable in cash	1
Total liabilities measured at fair value	$ 1	$ 0